SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
NOTE 19. SUBSEQUENT EVENTS

In March 2012, the Company entered into agreements with the holders of certain warrants acquired in connection with the Qualified Financing, which warrants are currently exercisable for 12,252,500 shares of the Company’s common stock at an exercise price of $0.50 per share. The warrants contained certain settlement provisions that required, under specific circumstances, a net cash settlement upon the occurrence of a “Fundamental Transaction” as defined in the warrants. These provisions effectively resulted in the characterization of the warrants as derivative liabilities for accounting purposes. The agreements amended the warrants to revise, among other provisions, the definition of “Fundamental Transaction” resulting in the elimination of the treatment of the warrants as derivative liabilities. For the year ended December 31, 2011, the derivative expense attributable to the warrants totaled $2.9 million, which represents the change in fair value attributable to the warrants from the date of issuance, December 20, 2011, to December 31, 2011. The derivative liability on the balance sheet attributable to the warrants at December, 31, 2011 totaled approximately $8.5 million. The Company determined the fair value of the warrants on the date of the agreements to amend the warrants and recorded a related loss of approximately $5.1 million which will be included in the consolidated statement of operations for the Company for the period ended March 31, 2012. Additionally, as a result of the agreements to amend the warrants, the warrants no longer qualify for derivative liability treatment, resulting in the reclassification of the derivative liability of approximately $13 million into a component of additional paid-in capital in the Company’s financial statements for the period ended March 31, 2012.

During the three months ended March 31, 2012, the Company paid approximately $178,000 in accumulated dividends to the holders of its Series B convertible preferred stock.